PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT
NOTE 4 - PROPERTY AND EQUIPMENT

	December 31
	2022	2023
Cost:
Laboratory equipment	$3,688	$3,514
Office equipment and furniture	265	288
Computers and software	428	451
Leasehold improvements	1,993	1,985
	6,374	6,238
Less:
Accumulated depreciation and amortization	(5,714)	(5,804)
Property and equipment, net	$660	$434

Depreciation and amortization expense totaled $880, $562 and $342 for the years ended December 31, 2021, 2022 and 2023, respectively.